Intangible Assets and Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets and Impairment Testing
Schedule of intangible assets and impairment testing

	December 31,
	2023	2022
Licenses and similar rights
Cost at opening balance	468,711	390,166
Disposal for the year	(62,697)	—
Exchange differences on translation	24,740	78,545
Cost at closing balance	430,754	468,711

Impairment
Impairment at opening balance	(30,654)	(27,975)
Impairment	(32,132)	—
Disposal for the year	62,697	—
Exchange differences on translation	89	(2,679)
Impairment at closing balance	—	(30,654)

Net book value	430,754	438,057

Goodwill
Cost at opening balance	45,784	37,227
Exchange differences on translation	2,800	8,557
Cost at closing balance	48,584	45,784

Schedule of impairment testing of intangible assets discount rate

	Year Ended December 31,
Parameter, %	2023	2022
Discount rate Goodwill	12.2	12.0

	Year Ended December 31,
Parameter, %	2023	2022
Discount rate NOX platform	12.2	12.0